SCHEDULE OF STOCK OPTION-BASED EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Total	$ 653,615	$ 689,813	$ 2,945,487	$ 2,550,521
Research and Development Expense [Member]
Total	347,597	403,912	1,381,168	1,266,911
General and Administrative Expense [Member]
Total	66,643	98,163	373,506	570,765
Selling and Marketing Expense [Member]
Total	127,992	99,300	477,561	293,226
Cost of Sales [Member]
Total	22,764	45,687	526,156	236,825
Board Option Expense [Member]
Total	$ 88,619	$ 42,751	$ 187,096	$ 182,794